FAIR VALUE GAIN (LOSS) ON REVALUATION DERIVATIVES - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	€ 60	€ (209)	€ (302)
Conversion rights
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	0	0	(193)
Derivative financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	€ 60	€ (209)	€ (495)